License and Development Agreements (Details) kr in Thousands, $ in Thousands				1 Months Ended				3 Months Ended	12 Months Ended
	Mar. 28, 2022	Jul. 23, 2021 USD ($)	Mar. 01, 2019 USD ($)	Apr. 02, 2022 USD ($)	Apr. 02, 2022 DKK (kr)	Mar. 28, 2022 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2022	Dec. 31, 2021 USD ($)
License and Development Agreements (Details) [Line Items]
Milestone payments									$ 50,000
Annual sales									1,000,000
Extension payments									1,000
Extension payment									$ 1,000
Royalty payments, description								i.a one-time upfront payment of $250 thousand and $100 thousand for stenoparib and dovitinib respectively, within 5 business days after January 2, 2022 ($350 thousand received as of January 11, 2022 and recorded as a gain on sale of IP); and ii. two milestone payments of $1,000 (one million) each due and payable upon receipt of regulatory approval of a product in the United States, and of a product in Europe, respectively. Pursuant to the Oncoheroes Agreement Allarity is also entitled to tiered royalties on aggregate net product sales (“Sales”) of between 7% and 12% on net sales of products as follows: 7% on Sales less than $100 million; 10% on Sales of greater than $100 million and less than $200 million; and 12% on Sales greater than $200 million.	Notwithstanding the foregoing, in the event we fail to enroll and dose at least thirty (30) patients with the first dose of cancer drug in the ongoing Phase 2 Ovarian Cancer Clinical Trial by July 1, 2022 then the Extension Payment will be due and payable in fully by July 30, 2022. In addition, if we fail to achieve successful completion of first Phase 2 Clinical Trial prior to December 31, 2022, and do not elect to pay the Extension Payment then Eisai may terminate the agreement in its sole discretion pursuant to the terms of the amendment.
Additional amount			$ 250
Amended license agreement, description	Pursuant to the terms of the Support Agreement, we agreed (i) to pay to LiPlasome a certain percentage of the Commercialization Proceeds received from Smerud by way of debt cancellation relating to prior work on LiPlaCis® by Smerud, which obligation was to be satisfied by the payment of USD $338 thousand (2,273 thousand DKK) to LiPlasome upon execution of the Support Agreement, (ii) to equally share the milestone payments under the terms of the License Agreement, pursuant to which it was contemplated that upon the achievement of all the milestones, our pro rata share of the Milestone Payments would be up to $3.5 million, (iii) to amend and restate the Original License Agreement, and (iv) to terminate the 2020 Sublicense Agreement as contemplated by the parties pursuant to the terms of the Support Agreement.
Development costs							$ 1,264		$ 1,264
Forgiven in exchange for a payment						$ 1,264
Development milestone payments description									Pursuant to the Amended License Agreement, we are entitled to receive certain milestone payments from Chosa relating to the development and commercialization of LiPlaCis® upon the occurrence of the following events, which milestone payments are to be shared with LiPlasome: (i) upon the regulatory approval of a product in the United States, (ii) upon the regulatory approval of a product in any country in Europe, including on a centralized filing basis by the EMA, (iii) upon the first achievement on a cumulative basis of net sales of a product in the United States, and (iv) upon the first achievement on a cumulative basis of net sales of a product in any country in Europe. Each milestone payment is payable one time only, regardless of the number of times the corresponding milestone event is achieved by a product and regardless of the number of products to achieve such milestone event. If all milestones are achieved, then we would be entitled to receive up to $3.5 million in milestone payments under the Amended License Agreement (“Milestone Payments”).
Clinical development		$ 2
Received payment									$ 1
Agreed amount									1
Milestone payments received									16,000
Forecast [Member]
License and Development Agreements (Details) [Line Items]
Gain on debt forgiveness						$ 926
Balance due to LiPlasome				$ 338	kr 2,273
Novartis Royalties [Member]
License and Development Agreements (Details) [Line Items]
Milestone payments									26,000
Accrued a milestone payment									5
Annual sales									$ 750,000
Novartis Royalties [Member] | Minimum [Member]
License and Development Agreements (Details) [Line Items]
Annual sales increase percentage									5.00%
Annual sales									$ 0
Annual sales increase percentage one									6.00%
Annual sales one									$ 250,000
Annual sales increase percentage two									7.00%
Annual sales two									$ 500,000
Annual sales increase percentage three									13.00%
Novartis Royalties [Member] | Maximum [Member]
License and Development Agreements (Details) [Line Items]
Annual sales increase percentage									10.00%
Annual sales									$ 250,000
Annual sales increase percentage one									13.00%
Annual sales one									$ 500,000
Annual sales increase percentage two									13.00%
Annual sales two									$ 750,000
Annual sales increase percentage three									15.00%
Eisai royalties [Member]
License and Development Agreements (Details) [Line Items]
Annual sales									$ 500,000
Eisai royalties [Member] | Minimum [Member]
License and Development Agreements (Details) [Line Items]
Annual sales increase percentage									5.00%
Annual sales									$ 0
Annual sales increase percentage one									6.00%
Annual sales one									$ 100,000
Annual sales increase percentage two									7.00%
Annual sales two									$ 250,000
Annual sales increase percentage three									11.00%
Eisai royalties [Member] | Maximum [Member]
License and Development Agreements (Details) [Line Items]
Milestone payments									$ 94,000
Annual sales increase percentage									10.00%
Annual sales									$ 100,000
Annual sales increase percentage one									10.00%
Annual sales one									$ 250,000
Annual sales increase percentage two									11.00%
Annual sales two									$ 500,000
Annual sales increase percentage three									15.00%
R-Pharm [Member]
License and Development Agreements (Details) [Line Items]
Milestone payments									$ 12,500
Annual sales									$ 30,000
R-Pharm [Member] | Minimum [Member]
License and Development Agreements (Details) [Line Items]
Annual sales increase percentage									5.00%
Annual sales									$ 0
Annual sales increase percentage one									8.00%
R-Pharm [Member] | Maximum [Member]
License and Development Agreements (Details) [Line Items]
Annual sales increase percentage									8.00%
Annual sales									$ 30,000
Annual sales increase percentage one									12.00%
Research and Development [Member]
License and Development Agreements (Details) [Line Items]
Research development expense									$ 5